Reclassification	6 Months Ended
Oct. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reclassification

18 Reclassification

Certain prior period amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations, cash flow and performance position. A reclassification has been made to the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the six months ended October 31, 2024, to reclassify the labor costs in costs of goods sold to employee benefits expenses and other operating expenses.